Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001330568
Registrant Name	iShares Silver Trust
Registration File Number	333-268747
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	iShares Silver Trust
Street 1	400 HOWARD STREET
City	SAN FRANCISCO
State or Country Code	CA
Zip Code	94105
Reporting FY End Date	Dec. 31, 2025